The UBS Funds

Prospectus Supplement | September 4, 2020

Includes:

•  UBS U.S. Sustainable Equity Fund

Dear Investor,

The purpose of this supplement is to update certain information in the Prospectus with respect to the UBS U.S. Sustainable Equity Fund (the "Fund") series of The UBS Funds, dated October 28, 2019, as supplemented, as follows:

Effective August 24, 2020, Thomas Digenan no longer serves as the portfolio manager for the Fund, and Joseph Elegante and Adam Jokich are added as portfolio managers to the Fund.

Therefore, the bullets under the heading "UBS U.S. Sustainable Equity Fund-Fund Summary" and the sub-heading "Portfolio manager" on page 47 of the Prospectus are deleted in their entirety and replaced by the following:

• Joseph Elegante, portfolio manager of the Fund since August 2020.

• Adam Jokich, portfolio manager of the Fund since August 2020.

Additionally, the information under the heading "More information about the funds" and the sub-headings "Management-Portfolio management-UBS U.S. Sustainable Equity Fund" on page 144 of the Prospectus is deleted in its entirety and replaced by the following:

UBS U.S. Sustainable Equity Fund

Joseph Elegante and Adam Jokich are the portfolio managers for the UBS U.S. Sustainable Equity Fund and are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. The portfolio managers lead the portfolio construction process and review the overall composition of the Fund's portfolio in an effort to ensure compliance with its stated investment objective and strategies. Information about Messrs. Elegante and Jokich are provided below.

Joseph Elegante, CFA, is lead portfolio manager for US equities, co-portfolio manager for Global Equities and senior portfolio manager on a range of Global Sustainable equity strategies within the Global Intrinsic Value team, and a Managing Director at UBS Asset Management. Mr. Elegante has over 25 years of portfolio management experience, including managing both institutional and private client portfolios. Prior to joining UBS Asset Management, Mr. Elegante was a portfolio manager at RMB Capital Management from 2012 to 2015 and a senior portfolio manager at AllianceBernstein from 2000 to 2012. Mr. Elegante has been a portfolio manager of the Fund since August 2020.

ZS-1072

Adam Jokich, CFA, is a portfolio manager within the Global Intrinsic Value team and deputy portfolio manager on US Intrinsic Value strategies at UBS Asset Management. Previously, Mr. Jokich was a quantitative analyst within the US Intrinsic Value team and also worked within the Sustainable Investors team at UBS Asset Management. Mr. Jokich has been with UBS Asset Management since 2012 and a portfolio manager of the Fund since August 2020.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

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The UBS Funds

Supplement to the Statements of Additional Information | September 4, 2020

Includes:

•  UBS All China Equity Fund

•  UBS Dynamic Alpha Fund

•  UBS Emerging Markets Equity Opportunity Fund

•  UBS Engage For Impact Fund

•  UBS Global Allocation Fund

•  UBS International Sustainable Equity Fund

•  UBS US Dividend Ruler Fund

•  UBS US Quality Growth At Reasonable Price Fund

•  UBS U.S. Small Cap Growth Fund

•  UBS U.S. Sustainable Equity Fund

•  UBS Municipal Bond Fund

•  UBS Sustainable Development Bank Bond Fund

•  UBS Total Return Bond Fund

Dear Investor,

The purpose of this supplement is to update the Statements of Additional Information ("SAIs") with respect to the above-listed series (the "Funds") of The UBS Funds (the "Trust") as follows:

I. UBS U.S. Sustainable Equity Fund

Effective August 24, 2020, Thomas Digenan no longer serves as the portfolio manager for the UBS U.S. Sustainable Equity Fund, and Joseph Elegante and Adam Jokich are added as portfolio managers to the UBS U.S. Sustainable Equity Fund.

ZS-1073

Therefore, on page 81 in the SAI under the heading "Investment advisory, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers," the information for Thomas Digenan is deleted in its entirety and replaced with the following:

	Registered investment companies		Other pooled investment vehicles		Other accounts
Portfolio manager (Funds managed)	Number	Assets managed (in millions)	Number	Assets managed (in millions)	Number	Assets managed (in millions)
Joseph Elegante# (UBS Engage For Impact Fund, UBS International Sustainable Equity Fund, and UBS U.S. Sustainable Equity Fund)	3	$330.1	22	$4,213.0	3,454	$7,421.8
Adam Jokich# (UBS U.S. Sustainable Equity Fund)	0	$0	0	$0	0	$0

#  Messrs. Elegante and Jokich became portfolio managers of UBS U.S. Sustainable Equity Fund on August 24, 2020. Information for Messrs. Elegante and Jokich are as of June 30, 2020.

In addition, on page 84 of the SAI, under the heading "Investment advisory, principal underwriting and other service arrangements " and the sub-heading "Portfolio managers," the information for Thomas Digenan is deleted in its entirety and replaced with the following:

Portfolio manager/Fund	Range of shares owned
Joseph Elegante[1] (UBS U.S. Sustainable Equity Fund)	None
Adam Jokich[1] (UBS U.S. Sustainable Equity Fund)	None

1  Messrs. Elegante and Jokich became portfolio managers of UBS U.S. Sustainable Equity Fund on August 24, 2020. Information for Messrs. Elegante and Jokich are as of June 30, 2020.

II. UBS International Sustainable Equity Fund

Effective September 4, 2020, the UBS International Sustainable Equity Fund's restriction on investing over 25% of its total assets in equity securities of emerging market issuers, or securities with respect to which the return is derived from the equity securities of issuers in emerging markets, is removed.

Therefore, the third sentence in the first paragraph under the heading "Investments relating to all Funds" and the subheading "Emerging markets investments" on page 31 of the SAI is deleted in its entirety.

III. All Funds

Mr. J. Mikesell Thomas no longer serves as Trustee of the Trust. Therefore, all references to Mr. Thomas in the SAIs are hereby removed.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

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